Loans and Leases	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Loans and Leases
NOTE C—LOANS AND LEASES
Major classes of loans and leases are as follows:

(In thousands)	December 31, 2023	December 31, 2022
Commercial, financial and agricultural:
Owner-occupied commercial real estate	$1,598,231	$1,724,927
Nonowner-occupied commercial real estate	6,718,343	6,286,974
Other commercial	3,572,440	3,612,568

Total commercial, financial & agricultural	11,889,014	11,624,469
Residential real estate	5,271,236	4,662,911
Construction & land development	3,148,245	2,926,971
Consumer:
Bankcard	9,962	9,273
Other consumer	1,054,728	1,356,539
Less: Unearned income	(14,101)	(21,997)

Loans and leases, net of unearned income	$21,359,084	$20,558,166

The table above does not include loans held for sale of $
56,261
,000 and $
56,879
,000 at December 31, 2023 and December 31, 2022, respectively. Loans held for sale consist of single-family residential real estate loans originated for sale in the secondary market.
At December 31, 2023 and 2022,
loans-in-process
of $6,370,000 and $62,691,000 and overdrafts from deposit accounts of $
7,146
,000 and $
36,209
,000, respectively, are included within the appropriate loan classifications above. The outstanding loan balances in the table above also include unamortized net discounts of $
35,586
,000 and $
47,134
,000 at December 31, 2023 and December 31, 2022, respectively.
United’s subsidiary bank has made loans, in the normal course of business, to the directors and officers of United and its subsidiaries, and to their associates. The aggregate dollar amount of these loans was $
68,460
,000 and $
24,901
,000 at December 31, 2023 and 2022, respectively. During 2023, $
45,348
,000 of new loans were made and repayments totaled $
1,789
,000.